INCOME TAXES (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforward and Tax Credit Carryforward Expiration, Date Range	expiring at various dates between 2015 and 2034
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(34.00%)	(34.00%)
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%
Fedral Corporate Taxable [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	77,159,000
Tax Credit Carryforward, Amount	1,110,000
New York State [Member]
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	76,999,000
Tax Credit Carryforward, Amount	11,000
Domestic Tax Authority [Member]
INCOME TAXES (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Effective Income Tax Rate Reconciliation, Percent	0.00%